Reverse Recapitalization and Related Transactions - Common Stock Issued (Details) - shares	Dec. 31, 2022	Dec. 31, 2021	Oct. 20, 2021
Class A common stock
Schedule Of Reverse Recapitalization [Line Items]
Common stock, issued (in shares)	711,106,961	705,016,923	696,492,801
Class C common stock
Schedule Of Reverse Recapitalization [Line Items]
Common stock, issued (in shares)	19,938,089	19,938,089	19,938,089
Legacy WeWork Stockholders | Class A common stock
Schedule Of Reverse Recapitalization [Line Items]
Common stock, issued (in shares)			559,124,587
Legacy WeWork Stockholders | Class C common stock
Schedule Of Reverse Recapitalization [Line Items]
Common stock, issued (in shares)			19,938,089
Legacy BowX Sponsor & Sponsor Persons | Class A common stock
Schedule Of Reverse Recapitalization [Line Items]
Common stock, issued (in shares)			9,075,000
Legacy BowX Sponsor & Sponsor Persons | Class C common stock
Schedule Of Reverse Recapitalization [Line Items]
Common stock, issued (in shares)			0
Legacy BowX Public Stockholders | Class A common stock
Schedule Of Reverse Recapitalization [Line Items]
Common stock, issued (in shares)			33,293,214
Legacy BowX Public Stockholders | Class C common stock
Schedule Of Reverse Recapitalization [Line Items]
Common stock, issued (in shares)			0
PIPE Investors | Class A common stock
Schedule Of Reverse Recapitalization [Line Items]
Common stock, issued (in shares)			80,000,000
PIPE Investors | Class C common stock
Schedule Of Reverse Recapitalization [Line Items]
Common stock, issued (in shares)			0
Backstop Investor | Class A common stock
Schedule Of Reverse Recapitalization [Line Items]
Common stock, issued (in shares)			15,000,000
Backstop Investor | Class C common stock
Schedule Of Reverse Recapitalization [Line Items]
Common stock, issued (in shares)			0